Significant Events During the Period (Details) - Schedule of Activity in the Investment in Wellution Account - Wellution Account [Member] $ in Thousands	4 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Activity in the Investment in Wellution Account [Abstract]
Balance as of January 1, 2023
Purchase on February 23, 2023	3,033
Equity losses	(89)
Balance as of June 30, 2023	$ 2,944